Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and Other Receivables
(1)	Trade and other receivables as of December 31, 2021 and 2022 are as follows:

		2021
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,743,735	(203,838)	—	7,539,897
Other receivables		602,113	(18,555)	(1,040)	582,518

		8,345,848	(222,393)	(1,040)	8,122,415

Non-current assets
Trade receivables		185,512	(1,501)	—	184,011
Other receivables		1,792,895	(64,155)	(5,890)	1,722,850

		1,978,407	(65,656)	(5,890)	1,906,861

	￦	10,324,255	(288,049)	(6,930)	10,029,276

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	9,700,880	(196,829)	—	9,504,051
Other receivables		1,004,528	(44,388)	(2,369)	957,771

		10,705,408	(241,217)	(2,369)	10,461,822

Non-current assets
Trade receivables		197,955	(2,171)	—	195,784
Other receivables		2,033,705	(65,065)	(11,344)	1,957,296

		2,231,660	(67,236)	(11,344)	2,153,080

	￦	12,937,068	(308,453)	(13,713)	12,614,902

Other Receivables
(2)	Other receivables as of December 31, 2021 and 2022 are as follows:

		2021
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	232,172	(17,084)	(9)	215,079
Accrued income		57,300	—	—	57,300
Deposits		212,666	—	(1,031)	211,635
Finance lease receivables(*1)		60,613	(178)	—	60,435
Others		39,362	(1,293)	—	38,069

		602,113	(18,555)	(1,040)	582,518

Non-current assets
Non-trade receivables		123,537	(56,407)	(281)	66,849
Accrued income		1,828	—	—	1,828
Deposits		441,393	—	(5,609)	435,784
Finance lease receivables(*2)		1,140,080	(590)	—	1,139,490
Others		86,057	(7,158)	—	78,899

		1,792,895	(64,155)	(5,890)	1,722,850

	￦	2,395,008	(82,710)	(6,930)	2,305,368

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦111,915 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,082,712 million.

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	459,245	(41,293)	(21)	417,931
Accrued income		109,267	—	—	109,267
Deposits		289,580	—	(2,348)	287,232
Finance lease receivables(*1)		67,583	(1,802)	—	65,781
Others		78,853	(1,293)	—	77,560

		1,004,528	(44,388)	(2,369)	957,771

Non-current assets
Non-trade receivables		140,128	(52,696)	(182)	87,250
Accrued income		2,004	—	—	2,004
Deposits		459,861	—	(11,162)	448,699
Finance lease receivables(*2)		1,171,807	(2,703)	—	1,169,104
Others		259,905	(9,666)	—	250,239

		2,033,705	(65,065)	(11,344)	1,957,296

	￦	3,038,233	(109,453)	(13,713)	2,915,067

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,347 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,024,927 million.

Aging Analysis of Trade Receivables
(4)	Aging analysis of trade receivables as of December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Trade receivables: (not overdue)	￦	7,603,472	9,509,775

Trade receivables: (impairment reviewed)		325,775	389,060

Less than 60 days		11,577	5,592
60 ~ 90 days		27,201	36,389
90 ~ 120 days		28,230	31,442
120 days ~ 1 year		51,945	99,655
Over 1 year		206,822	215,982

		7,929,247	9,898,835
Less: allowance for doubtful accounts		(205,339)	(199,000)

	￦	7,723,908	9,699,835

Aging Analysis of Other Receivables
(5)	Aging analysis of other receivables as of December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Other receivables: (not overdue)	￦	2,251,474	2,857,253

Other receivables: (impairment reviewed)		143,534	180,980

Less than 60 days		87	92
60 ~ 90 days		4,881	13,643
90 ~ 120 days		1,248	2,982
120 days ~ 1 year		11,438	18,494
Over 1 year		125,880	145,769

		2,395,008	3,038,233
Less: allowance for doubtful accounts		(82,710)	(109,453)
Less: present value discount		(6,930)	(13,713)

	￦	2,305,368	2,915,067

Changes in the Allowance for Doubtful Accounts
(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020		2021		2022
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	212,759	114,155	208,990	132,379	205,339	82,710
Bad debt expense		24,021	27,329	19,039	18,411	27,078	4,220
Write-off		(20,332)	(1,910)	(21,809)	(58,762)	(26,319)	(1,103)
Reversal		(3,373)	(2,464)	(1,071)	(79)	(3,444)	(37)
Others		(4,085)	(4,731)	190	(9,239)	(3,654)	23,663

Ending balance	￦	208,990	132,379	205,339	82,710	199,000	109,453